CONSOLIDATED BALANCES SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Prepaid expenses	$ 175,000	$ 163,000
TOTAL CURRENT ASSETS	1,577,000	2,605,000
OTHER ASSETS
TOTAL NON-CURRENT ASSETS	1,909,000	1,143,000
TOTAL ASSETS	3,486,000	3,748,000
CURRENT LIABILITIES
Accrued expenses	1,861,000	987,000
TOTAL CURRENT LIABILITIES	30,945,000	42,044,000
LONG-TERM LIABILITIES
TOTAL LIABILITIES	39,358,000	42,452,000
Class A Shares subject to possible redemption, 2,952,616 at $10.86 at December 31, 2023 and 25,300,000 at $10.35 per share at December 31, 2022, respectively	31,618,000
SHAREHOLDERS’ DEFICIT
Common stock, value	39,000	39,000
Additional paid-in capital	76,245,000	71,376,000
Accumulated deficit	(143,774,000)	(110,119,000)
Total redeemable crossover preferred shares and capital deficiency	(67,490,000)	(38,704,000)
Total liabilities, net of capital deficiency	3,486,000	3,748,000
Lamf Global Ventures Corp I [Member]
CURRENT ASSETS
Cash	128,374	268,199
Prepaid expenses	43,366	213,411
TOTAL CURRENT ASSETS	171,740	481,610
OTHER ASSETS
Cash in Trust Account	32,178,652
Investments in Trust Account		262,000,174
Reimbursements receivable		2,974,500
TOTAL NON-CURRENT ASSETS	32,178,652	264,974,674
TOTAL ASSETS	32,350,392	265,456,284
CURRENT LIABILITIES
Due to sponsor	88,196	88,196
Sponsor advance	650,000
Accrued expenses	4,934,145	806,643
Non-redemption liability	204,761
TOTAL CURRENT LIABILITIES	5,877,102	894,839
LONG-TERM LIABILITIES
Deferred underwriting fee payable	9,915,000	9,915,000
Deferred advisory fees payable	2,974,500	2,974,500
Total long-term liabilities	12,889,500	12,889,500
TOTAL LIABILITIES	18,766,602	13,784,339
Class A Shares subject to possible redemption, 2,952,616 at $10.86 at December 31, 2023 and 25,300,000 at $10.35 per share at December 31, 2022, respectively	32,078,652	261,900,213
SHAREHOLDERS’ DEFICIT
Preference Shares; $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	415,544
Accumulated deficit	(18,911,359)	(10,229,221)
Total redeemable crossover preferred shares and capital deficiency	(18,494,862)	(10,228,268)
Total liabilities, net of capital deficiency	32,350,392	265,456,284
Lamf Global Ventures Corp I [Member] | Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Common stock, value	953	110
Lamf Global Ventures Corp I [Member] | Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock, value		$ 843